DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 27, 2013
Discontinued Operations And Disposal Groups [Abstract]
Financial Information of Discontinued Operations

Summarized selected financial information of discontinued operations is as follows (in thousands):

	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Sales	$—	$—	$162,294
Income (loss) before income taxes	(1,701)	491	441
Income tax provision (benefit)	(671)	194	175

	(1,030)	297	266
Loss on sale, net of tax	—	—	(11,998)

Income (loss) from discontinued operations	$(1,030)	$297	$(11,732)